Investments in Associates - Summary of Financial Position (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Assets	R$ 27,293,183	R$ 23,434,868
Liabilities	(12,957,036)	(12,546,994)
Net current assets	(14,336,147)	(10,887,874)
Non-current
Assets	70,548,840	60,278,697
Liabilities	(56,014,965)	(50,347,704)
Total shareholders' equity	28,870,022	20,818,867	R$ 16,240,481	R$ 17,969,356
Compass Gás e Energia [member]
Current
Assets	1,929,639	402,007
Liabilities	(28,374)	(25,404)
Net current assets	1,901,265	376,603
Non-current
Assets	4,453,679	2,944,593
Liabilities	(10,296)
Net non-current assets	4,443,383	2,944,593
Total shareholders' equity	6,344,648	3,321,196
Comgas [member]
Current
Assets	4,148,735	4,225,788
Liabilities	(4,538,385)	(3,610,144)
Net current assets	(389,650)	615,644
Non-current
Assets	8,122,763	6,391,096
Liabilities	(6,627,895)	(6,416,687)
Net non-current assets	1,494,868	(25,591)
Total shareholders' equity	1,105,218	590,035
CLI [Member]
Current
Assets	1,327,472	1,047,938
Liabilities	(755,995)	(616,427)
Net current assets	571,477	431,511
Non-current
Assets	1,946,181	1,893,901
Liabilities	(229,802)	(360,077)
Net non-current assets	1,716,379	1,533,824
Total shareholders' equity	2,287,856	1,965,335
Rumo S.A. [member]
Current
Assets	1,161,027	1,996,914
Liabilities	(760,522)	(841,519)
Net current assets	400,505	1,155,395
Non-current
Assets	21,568,088	19,624,672
Liabilities	(7,173,172)	(5,796,462)
Net non-current assets	14,394,916	13,828,210
Total shareholders' equity	14,795,421	14,983,605
Cosan Investimentos [member]
Current
Assets	147,662
Liabilities	(50,038)
Net current assets	97,624
Non-current
Assets	4,337,142
Liabilities	(196,562)
Net non-current assets	4,140,580
Total shareholders' equity	R$ 4,238,204